Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

December 31, 2010	Gross Cost	Accumulated Depreciation	Net Cost
Land	88	—	88
Buildings	989	(345)	644
Facilities & leasehold improvements	3,053	(2,390)	663
Machinery and equipment	13,933	(11,551)	2,382
Computer and R&D equipment	519	(441)	78
Other tangible assets	211	(144)	67
Construction in progress	124	—	124

Total	18,917	(14,871)	4,046

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Buildings, Facilities & leasehold improvements and Machinery and equipment include assets acquired under capital lease. The Net Cost of Assets under capital lease for the years ended December 31, 2011 and 2010 was $7 million and $10 million, respectively.

The depreciation charge in 2011, 2010 and 2009 was $1,068 million, $1,033 million and $1,159 million, respectively.

Capital investment funding has totaled $11 million for the year ended December 31, 2011 and $4 million in each of the years ended December 31, 2010 and 2009, respectively. Public funding reduced depreciation charges by $12 million, $13 million and $22 million in 2011, 2010 and 2009 respectively.

For the years ended December 31, 2011, 2010 and 2009 the Company made equipment sales for cash proceeds of $26 million, $29 million and $10 million respectively.